FAIR VALUE MEASUREMENTS	3 Months Ended	10 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 8. FAIR VALUE MEASUREMENTS

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.

The fair value of the public warrants is $1,855,333 or $0.24 per public warrant. The fair value of public warrants was determined using Monte Carlo Simulation Model. The public warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the valuation of the public warrants:

September 5, 2025
Underlying stock price	$9.92
Exercise price	$11.50
Volatility	4.0%
Remaining term (years)	7.01
Risk-free rate	3.73%
Black-Scholes value	$1.14
Pre-adjusted value per share	$1.14
Implied market value adjustment	21.20%

At March 31, 2026, assets held in the Trust Account were comprised of $234,715,684 in money market funds which are invested primarily in U.S. Treasury Securities.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2026 and December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2026
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$234,715,684
Liability:
Subscription agreement liability	3	$425,184,274

Description	Level	December 31, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$232,809,646

The subscription agreement liability was accounted for as a liability in accordance with ASC 815-40 and is presented on the condensed consolidated balance sheets as of March 31, 2026. The subscription agreement liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of subscription agreement liability in the condensed consolidated statement of operations. The value of the subscription agreement at January 21, 2026 (inception of subscription agreement) and March 31, 2026 was determined to be immaterially different, as such the Company has not presented a change in fair value within the accompanying condensed consolidated statement of operations.

The subscription agreement contains both series A preferred shares and warrants. The warrants were valued using a Monte Carlo Simulation which is a Level 3 fair value measurement. To value the series A preferred shares a Lattice Model was which is a Level 3 fair value measurement.

The key inputs into the Monte Carlo Simulation for the warrants contained within the subscription agreement liability were as follows:

March 31,
2026
Underlying stock price	$10.00
Term (years)	5.00
Risk-free rate	3.85%
Volatility	89.7%

The key inputs into the Lattice Model for the series A preferred shares contained within the subscription agreement liability were as follows:

March 31,
2026
Underlying stock price	$10.00
Term (years)	10.00
Risk-free rate	4.21%
Volatility	78.4%
Dividend rate	12.00%

Subscription Agreement
Liability
Fair value of warrants as of March 31, 2026	$98,629,981
Fair value of series A preferred shares as of March 31, 2026	326,554,293
Total fair value as of March 31, 2026	$425,184,274

NOTE 8. FAIR VALUE MEASUREMENTS

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.

The fair value of the public warrants is $1,855,333 or $0.24 per public warrant. The fair value of public warrants was determined using Monte Carlo Simulation Model. The public warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the valuation of the public warrants:

September 5, 2025
Underlying stock price	$9.92
Exercise price	$11.50
Volatility	4.0%
Remaining term (years)	7.01
Risk-free rate	3.73%
Black-Scholes value	$1.14
Pre-adjusted value per share	$1.14
Implied market value adjustment	21.20%

At December 31, 2025, assets held in the Trust Account were comprised of $232,809,646 in money market funds which are invested primarily in U.S. Treasury Securities.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$232,809,646